THIS PRESENTATION MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR SIERRA INCOME CORPORATION. THIS PRESENTATION IS
NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY
THE PROSPECTUS TO INDIVIDUALS WHO MEET MINIMUM SUITABILITY REQUIREMENTS. THIS PRESENTATION MUST BE READ IN CONJUNCTION
WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH THIS
PRESENTATION RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THE OFFERING DESCRIBED
HEREIN. NEITHER THE ATTORNEY GENERAL OF THE STATE OF NEW YORK, NOR ANY OTHER STATE OF FEDERAL REGULATORS, HAVE PASSED ON
OR ENDORSED THE MERITS OF THIS OFFERING. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL. PLEASE SEE THE "RISK FACTORS" IN
THE PROSPECTUS, AND SUMMARIZED HEREIN, FOR IMPORTANT RISK FACTORS RELATED TO THE OFFERING OF SECURITIES TO WHICH THIS
PRESENTATION RELATES. SC DISTRIBUTORS (MEMBER FINRA/SIPC) IS THE DEALER MANAGER FOR THE SIERRA INCOME CORPORATION
OFFERING.
Filed Pursuant to Rule 497(a)
File No. 333-175624

Risk Factors
An investment in our common stock involves a high degree of risk and may be considered speculative. You should carefully consider the information found in “Risk Factors” before deciding to invest in shares of our common stock. Risks involved in an investment in us include (among others) the following:
(1)
(2)
(3)
(4)
(5)
(6)
(7)
We are a new company and have no operating history. In addition, we have not identified specific investments that we will make with the proceeds of this offering. As a result, this offering may be deemed to be a “blind pool” offering and you will not have the opportunity to evaluate historical data or assess any investments prior to purchasing shares of our common stock.
Economic activity in the United States was impacted by the global financial crisis of 2008 and has yet to fully recover.
These conditions may make it more difficult for us to achieve our investment objectives.
Our shares will not be listed on a national securities exchange for the foreseeable future, which means there will be no public market for our securities during the offering period. You will have limited ability to sell your shares.
There are substantial conflicts among the interests of our investors, our interests and the interests of our advisor, dealer manager and our respective affiliates regarding compensation, investment opportunities and management resources.
Our board of directors may change our operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse to stockholders.
Our dealer manager also serves as the dealer manager for the distribution of securities of other issuers, and may experience conflicts of interest as a result.
While we intend to repurchase a limited number of our common stock pursuant to our share repurchase program beginning with the first calendar quarter following the one-year anniversary of achieving the minimum offering requirement, we may suspend or terminate the share repurchase program at any time.

Risk Factors
8) Our investment in prospective portfolio companies may be risky, and we could lose all or part of our investment.
9) The amount of any distributions we may make is uncertain. Our distribution proceeds may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, portions of the distributions that we make may represent a return of capital to you for tax purposes.
10) We intend to qualify as a RIC but may fail to do so. Such failure would subject us to federal income tax on all of our income, which would have a material adverse effect on our financial performance.
11) A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments.
12) We have not established any limit on the extent to which we may use borrowings, our equity capital, or proceeds from this offering to fund distributions to stockholders, which may reduce the amount of capital we ultimately invest in assets, and there can be no assurances that we will be able to sustain distributions at any particular level. Our distributions may exceed our earnings, which we refer to as a return of capital, particularly during the period before we have substantially invested the net proceeds from this offering, which may result in commensurate reductions in net asset value per share. Accordingly, stockholders who receive the payment of a dividend or other distribution from us should not assume that such dividend or other distribution is the result of a net profit earned by us.
13) This is a “best efforts” offering and, if we are unable to raise substantial funds then we will be more limited in the number and type of investments we may make. As a result, our ability to diversify will be constrained.
14) Our investments may include original issue discount instruments. To the extent original issue discount constitutes a portion of our income, we will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash representing such income.

Investing For Income
REITs, Annuities, Bonds, Cash, BDCs and CDs are all individual investment opportunities that have material differences including but not limited to differences related to costs, expenses, liquidity, safety, guarantees, insurance, fluctuation of return or principal and tax features. In addition,
CDs are FDIC-insured and do not carry any risk to principal.  Moreover, some annuities may offer guarantees based upon the claims-paying ability of the underlying  insurance company.
Annuities
REITs CDs
BDCs
Bonds Cash

What Is A BDC?
•
Created by Congress in 1980
•
Registered with the Securities & Exchange Commission
•
Regulated under the Investment Company Act of 1940
•
Often distribute a minimum of 90% of taxable earnings to
shareholders
THERE IS NO GUARANTEE THAT SIERRA INCOME CORPORATION WILL QUALIFY AS A REGISTERED INVESTMENT COMPANY.

Why Consider A BDC?
•
Income via monthly distribution payments
•
Attractive yields
•
Insulation from daily market volatility¹
•
Portfolio diversification²
Potential Investment Benefits May Include…
1 SHARES OF A NON-TRADED BDC ARE NOT PRICED DAILY AND HAVE LIMITED LIQUIDITY AND PRICING TRANSPARENCY.
2 DIVERSIFICATION NEITHER ENSURES A PROFIT NOR PROTECTS AGAINST LOSSES.

The Middle Market
•
$50 million to $1 billion in revenues¹
•
Represent 40% of GDP¹
•
Employ 24.6 million people¹
•
Generate $6.1 trillion in revenues¹
•
Would rank as 4
th
largest GDP in the world²
1 Source: Deloitte, Mid Market Perspectives – 2011 Report on America’s Economic Engine.
2 Source: http://blog.corporations4sale.com/2011/buying-a-business/middle-market-thrives-sectors-fail

Middle Market Bank Lending Source: FDIC Commercial Bank Reports – Number of Institutions, Branches and total offices; and Standard & Poor’s Q2 – 2011 High End Middle Market Lending Review.

Investment Strategy

Experienced Management
•
Medley - $1.4 billion assets under management¹
•
Experience in all facets of middle market debt investing
•
NYSE-listed BDC
1 As of 9/30/2011 - “Medley” refers, collectively, to the activities and operations of Medley LLC, associated investment funds and their respective affiliates.
“We designed Sierra Income Corporation to provide
individual investors with access to the full breadth and
depth of Medley’s institutional capabilities and expertise.
Seth Taube – CEO, Sierra Income Corporation

Investing For Income
Annuities
REITs CDs
BDCs
Bonds Cash
12/11_SI0010-A
REITs, Annuities, Bonds, Cash, BDCs and CDs are all individual investment opportunities that have material differences including but not limited to differences related to costs, expenses, liquidity, safety, guarantees, insurance, fluctuation of return or principal and tax features. In addition,
CDs are FDIC-insured and do not carry any risk to principal.  Moreover, some annuities may offer guarantees based upon the claims-paying ability of the underlying  insurance company.